Analysis of performance by segment - Segmental income statements (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Analysis of operating segments
Gross premiums earned	$ 11,521	$ 10,950
Outward reinsurance premiums	(898)	46
Earned premiums, net of reinsurance	10,623	10,996
Other income	331	305
Total revenue	10,954	11,301
Interest income	1,457	905
Other investment return	(719)	3,297
Total revenue, net of reinsurance	11,692	15,503
China JV
Analysis of operating segments
Total revenue	1,307	980
Asset management business
Analysis of operating segments
Other income	234	200
Operating segments after elimination of intra-group amounts, before unallocated
Analysis of operating segments
Gross premiums earned	11,521	10,950
Outward reinsurance premiums	(898)	46
Earned premiums, net of reinsurance	10,623	10,996
Other income	331	287
Total revenue	10,954	11,283
Interest income	1,457	892
Other investment return	(719)	3,236
Total revenue, net of reinsurance	11,692	15,411
Operating segments after elimination of intra-group amounts, before unallocated | Singapore
Analysis of operating segments
Recapture of previously reinsured business		542
Operating segments after elimination of intra-group amounts, before unallocated | Hong Kong
Analysis of operating segments
Gross premiums earned	4,776	5,450
Outward reinsurance premiums	(767)	(385)
Earned premiums, net of reinsurance	4,009	5,065
Other income	24	26
Total revenue	4,033	5,091
Operating segments after elimination of intra-group amounts, before unallocated | Indonesia
Analysis of operating segments
Gross premiums earned	871	863
Outward reinsurance premiums	(28)	(35)
Earned premiums, net of reinsurance	843	828
Other income	5	7
Total revenue	848	835
Operating segments after elimination of intra-group amounts, before unallocated | Malaysia
Analysis of operating segments
Gross premiums earned	929	839
Outward reinsurance premiums	(22)	(12)
Earned premiums, net of reinsurance	907	827
Other income	1	3
Total revenue	908	830
Operating segments after elimination of intra-group amounts, before unallocated | Singapore
Analysis of operating segments
Gross premiums earned	2,934	2,105
Outward reinsurance premiums	(55)	501
Earned premiums, net of reinsurance	2,879	2,606
Other income	10	15
Total revenue	2,889	2,621
Operating segments after elimination of intra-group amounts, before unallocated | Growth markets and other
Analysis of operating segments
Gross premiums earned	2,011	1,693
Outward reinsurance premiums	(26)	(23)
Earned premiums, net of reinsurance	1,985	1,670
Other income	57	36
Total revenue	2,042	1,706
Operating segments after elimination of intra-group amounts, before unallocated | Eastspring
Analysis of operating segments
Other income	234	200
Total revenue	234	200
Operating segments | Hong Kong
Analysis of operating segments
Interest income	528	250
Other investment return	(1,230)	4,457
Total revenue, net of reinsurance	3,331	9,798
Operating segments | Indonesia
Analysis of operating segments
Interest income	46	55
Other investment return	(102)	(727)
Total revenue, net of reinsurance	792	163
Operating segments | Malaysia
Analysis of operating segments
Interest income	117	108
Other investment return	(179)	(81)
Total revenue, net of reinsurance	846	857
Operating segments | Singapore
Analysis of operating segments
Interest income	462	198
Other investment return	1,003	(273)
Total revenue, net of reinsurance	4,354	2,546
Operating segments | Growth markets and other
Analysis of operating segments
Interest income	303	278
Other investment return	(220)	(145)
Total revenue, net of reinsurance	2,125	1,839
Operating segments | Eastspring
Analysis of operating segments
Interest income	1	3
Other investment return	9	5
Total revenue, net of reinsurance	350	289
Inter-segment elimination
Analysis of operating segments
Total revenue	(106)	(81)
Total revenue, net of reinsurance	(106)	(81)
Inter-segment elimination | Eastspring
Analysis of operating segments
Total revenue	$ (106)	(81)
Unallocated to a segment (central operations)
Analysis of operating segments
Other income		18
Total revenue		18
Interest income		13
Other investment return		61
Total revenue, net of reinsurance		$ 92